SUPPLEMENT TO THE FIDELITY ADVISOR FOCUS FUNDSSM INSTITUTIONAL CLASS SEPTEMBER 29, 1999 PROSPECTUS

The following information replaces similar information found in the "Fund Management" section on page P-24.

(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East) serves as a sub-adviser for each fund. FMR Far East was organized in 1986 to provide investment research and advice to FMR. Currently, FMR Far East provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund.

The following information supplements similar information found in the "Fund Management" section on page P-24.

(small solid bullet) Fidelity Investment Japan Ltd. (FIJ), in Tokyo, Japan, serves as a sub-adviser for each fund. As of September 28, 1999, FIJ had approximately $16.3 billion in discretionary assets under management. Currently, FIJ provides investment research and advice on issuers based outside the United States for each fund.

Effective February 1, 2000, the following information replaces the biographical information for Robert Ewing found in the "Fund
Management" section on page P-24.

   James Catudal is manager of Advisor Financial Services, which he has managed since February 2000. He also manages another Fidelity fund. Since joining Fidelity in 1997, Mr. Catudal has worked as an analyst and manager. Previously, he was an equity analyst with State Street Research & Management. He received an MBA from the Amos Tuck School at Dartmouth College in 1995.

Effective February 1, 2000, the following information replaces the biographical information for Albert Ruback found in the "Fund
Management" section on page P-24.

   Brian Hogan is manager of Advisor Cyclical Industries, which he has managed since February 2000. He also manages another Fidelity fund. Since joining Fidelity in 1994, Mr. Hogan has worked as a fixed-income analyst, research analyst and manager.

The following information replaces similar information found in the "Fund Management" section on page P-24.

Lawrence Rakers is manager of Advisor Technology, which he has managed since January 2000. He also manages another Fidelity fund. Mr. Rakers joined Fidelity as an analyst in 1993.

The following information replaces similar information found in the "Fund Management" section on page P-24.

FMR pays FMR U.K. and FMR Far East for providing sub-advisory services. FMR Far East pays FIJ for providing sub-advisory services.



SUPPLEMENT TO THE
FIDELITY ADVISOR FOCUS FUNDSSMCLASS A, CLASS T, CLASS B, AND CLASS C SEPTEMBER 29, 1999 PROSPECTUS

The following information replaces similar information found in the "Fund Management" section on page P-27.

(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East) serves as a sub-adviser for each fund. FMR Far East was organized in 1986 to provide investment research and advice to FMR. Currently, FMR Far East provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund.

The following information supplements similar information found in the "Fund Management" section on page P-27.

(small solid bullet) Fidelity Investment Japan Ltd. (FIJ), in Tokyo, Japan, serves as a sub-adviser for each fund. As of September 28, 1999, FIJ had approximately $16.3 billion in discretionary assets under management. Currently, FIJ provides investment research and advice on issuers based outside the United States for each fund.

Effective February 1, 2000, the following information replaces the biographical information for Robert Ewing found in the "Fund
Management" section on page P-27.

   James Catudal is manager of Advisor Financial Services, which he has managed since February 2000. He also manages another Fidelity fund. Since joining Fidelity in 1997, Mr. Catudal has worked as an analyst and manager. Previously, he was an equity analyst with State Street Research & Management. He received an MBA from the Amos Tuck School at Dartmouth College in 1995.

Effective February 1, 2000, the following information replaces the biographical information for Albert Ruback found in the "Fund
Management" section on page P-27.

   Brian Hogan is manager of Advisor Cyclical Industries, which he has managed since February 2000. He also manages another Fidelity fund. Since joining Fidelity in 1994, Mr. Hogan has worked as a fixed-income analyst, research analyst and manager.

The following information replaces similar information found in the "Fund Management" section on page P-27.

Lawrence Rakers is manager of Advisor Technology, which he has managed since January 2000. He also manages another Fidelity fund. Mr. Rakers joined Fidelity as an analyst in 1993.

The following information replaces similar information found in the "Fund Management" section on page P-27.

FMR pays FMR U.K. and FMR Far East for providing sub-advisory services. FMR Far East pays FIJ for providing sub-advisory services.